CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Cash and cash equivalents related to consolidated VIE	$ 8	$ 47
Loans held for investment related to consolidated VIE	483,572	848,224
Other assets, interest receivable related to consolidated VIE	2,695	3,438
Other assets, certificates receivable related to consolidated VIE	35,607	18,352
Other liabilities, interest payable related to consolidated VIE	$ 299	$ 498
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	28,609,650	28,586,915
Common stock, shares outstanding	28,609,650	28,586,915